INCOME TAXES	12 Months Ended
Dec. 31, 2023
INCOME TAXES
INCOME TAXES

14. INCOME TAXES

The Company is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholdings tax in the Cayman Islands.

The Company’s subsidiaries, Zepp HK and Galaxy, are located in HK. According to the HK regulations, HK entities are subject to a two-tiered income tax rate for taxable income earned in HK with effect from April 1, 2018. The first HK$2 million of profits earned by HK entity will be taxed at 8.25%, while the remaining profits will continue to be taxed at the existing 16.5% tax rate. In addition, to avoid abuse of the two-tiered income tax rate regime, each group of connected entities can nominate only one entity to benefit from the two-tiered income tax rate. Additionally, payments of dividends by the subsidiaries incorporated in HK to the Company are not subject to any HK withholding tax. Under the HK tax laws, the Company is exempted from the HK income tax on foreign-derived income.

14. INCOME TAXES - CONTINUED

The Company’s subsidiaries Zepp Inc and Zepp NA are located in the U.S. and are subject to an income tax rate of 21% for taxable income earned as determined in accordance with relevant tax rules and regulations in the U.S.

The Company’s subsidiaries Zepp Europe and Zepp Netherlands are located in Netherlands and subject to an income tax rate for taxable income earned as determined in accordance with relevant tax rules and regulations in Netherlands. The first €0.2 million of profits earned will be taxed at 19%, while the remaining profits will be taxed at 25.8%.

The Company’s PRC subsidiaries, the VIEs and VIEs’ subsidiaries are subject to the 25% standard enterprise income tax rate except for Anhui Huami and Anhui Health and Shun Yuan that qualify as a high and new technology enterprise (“HNTE”), which are subject to a tax rate of 15%. Anhui Huami began to qualify as HNTE in 2015 and renewed the HNTE certificate in July 2018 and September 2021. Accordingly, Anhui Huami was subject to a tax rate of 15% during the years ended December 31, 2021, 2022 and 2023. Anhui Health qualifed as a HNTE in August 2020 and renewed the HNTE certificate in November 2023, which was subject to a tax rate of 15% during the year ended December 31, 2021, 2022 and 2023. In addition, Shun Yuan qualified as a HNTE since December 2021 and is subject to a tax rate of 15% during the years ended December 31, 2021, 2022 and 2023.

The current and deferred components of income taxes appearing in the consolidated statements of operation are as follows:

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Current tax expenses	31,543	379	2,903
Deferred tax benefits	(20,798)	(66,254)	(18,725)
Income tax expenses/(benefit)	10,745	(65,875)	(15,822)

The significant components of the Group’s deferred tax assets were as follows:

	As of December 31,
	2022	2023
	RMB	RMB
Accrued expenses and other current liabilities	46,958	47,001
Net operating loss carry forwards	178,689	183,694
Intra-entity transfer of certain intangible assets	26,726	70,607
Total deferred tax assets	252,373	301,302
Less: valuation allowance	(42,187)	(71,261)
Deferred tax assets, net	210,186	230,041

As of December 31, 2023, the Group had RMB1,901,273 operating losses deriving from entities in the PRC, HK, U.S., Canada, and etc. The operating losses in the PRC amounted to RMB1,703,994 and can be carried forward for five years, or ten years if the Group qualifies as HNTE and operating losses are not utilized, some will begin to expire in 2024. The operating loss incurred in the U.S. before December 31, 2017 can be carried forward for 20 years to offset future taxable profit, while other losses incurred after December 31, 2017 may be carried forward indefinitely. The tax losses incurred in HK can be carried forward indefinitely. The operating loss incurred in the Canada can be carried back 3 years and forward 20 years for deduction against any form of income.

14. INCOME TAXES - CONTINUED

Management assesses the available positive and negative evidence in certain entities in the PRC, HK, U.S. and Canada to estimate if sufficient future taxable income will be generated to utilize the existing deferred tax assets and determines the valuation allowance on an entity by entity basis. In making such determination, the Group considers the following factors, among other matters, when determining whether some portion or all of the deferred tax assets will more likely than not be realized: the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carry-forward periods, the Group’s experience with tax attributes expiring unused and tax planning alternatives. The Group’s ability to realize deferred tax assets depends on its ability to generate sufficient taxable income within the carry-forward periods provided for in the tax law. On the basis of this evaluation, for the years ended December 31, 2022 and 2023, the Group had RMB42,187 and RMB71,261 valuation allowance for the deferred tax assets.

Reconciliation between the tax expense computed by applying the PRC enterprise tax rate of 25% to income/(loss) before income tax and the actual income tax expense were as follows:

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Income/(loss) before income tax	106,669	(372,533)	(236,786)
Tax expense/(benefit) at PRC enterprise income tax rate of 25%	26,667	(93,133)	(59,197)
Effect of preferential tax rates	(19,387)	29,784	1,938
Tax effect of permanence differences	(34,587)	(53,808)	(9,022)
Effect of income tax rate differences in other jurisdictions	23,666	16,071	21,385
Change in tax rate	9,549	—	—
Changes in valuation allowances	4,837	35,211	29,074
Income tax expenses/(benefits)	10,745	(65,875)	(15,822)

If Anhui Huami, Anhui Health and Shun Yuan did not enjoy the tax holidays, tax expense would have increased by RMB19,387 for the year ended December 31, 2021, and the tax benefit would have decreased by RMB29,784 and RMB1,938 for the year ended December 31, 2022 and 2023, respectively. The decrease in basic and diluted net income per ordinary share would be RMB0.08 and RMB0.07 for the year ended December 31, 2021.The increase in basic and diluted net loss per ordinary share would be RMB0.12 and RMB0.01 for the year ended December 31, 2022 and 2023, respectively.

Under the Income Tax Law effective from January 1, 2008, the rules for determining whether an entity is resident in the PRC for tax purposes have changed and the determination of residence depends among other things on the “place of actual management”. If the Group, or its non-PRC subsidiaries, were to be determined as a PRC resident for tax purposes, they would be subject to a 25% income tax rate on their worldwide income including the income arising in jurisdictions outside the PRC. The Group does not believe that its legal entities organized outside of the PRC are considered PRC residents.

If the Company was to be a non-resident for PRC tax purposes, dividends paid to it out of profits earned after January 1, 2008 would be subject to a withholding tax. In the case of dividends paid by PRC entities to the entities organized outside of the PRC or any foreign investors, the withholding tax would be 10%, unless any entities organized outside of the PRC or any such foreign investors’ jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement.

14. INCOME TAXES - CONTINUED

Aggregate undistributed earnings of the Company’s PRC subsidiaries and VIEs that are available for distribution amounted to RMB1,993,460 and RMB2,067,791 as of December 31, 2022 and 2023, respectively. Upon distribution of such earnings, the Company will be subject to PRC EIT taxes, the amount of which is impractical to estimate. The Company did not record any tax on any of the aforementioned undistributed earnings because the relevant subsidiaries and VIEs do not intend to declare dividends and the Company intends to permanently reinvest it within the PRC. Additionally, no deferred tax liability was recorded for taxable temporary differences attributable to the undistributed earnings because the Company believes the undistributed earnings can be distributed in a manner that would not be subject to income tax.

The Group did not identify any significant unrecognized tax benefits for the years ended December 31, 2021, 2022 and 2023, respectively. The Group did not incur any significant interest and penalties related to potential underpaid income tax expenses and also does not anticipate any significant increases or decreases in unrecognized tax benefits in the next twelve months. The Group has no material unrecognized tax benefits which would favorably affect the effective income tax rate in future periods.

According to the PRC Tax Administration and Collection Law, the tax authority may require the taxpayer or the withholding agent to make delinquent tax payment within three years if the underpayment of taxes is resulted from the tax authority’s act or error. No late payment surcharge will be assessed under such circumstances. The statute of limitation will be three years if the underpayment of taxes is due to the computational errors made by the taxpayer or the withholding agent. Late payment surcharge will be assessed in such case. The statute of limitation will be extended to five years under special circumstances which are not clearly defined (but an underpayment of tax liability exceeding US$14 (RMB0.1 million) is specifically listed as a “special circumstance”). The statute of limitation for transfer pricing related issue is ten years. There is no statute of limitation in the case of tax evasion. Therefore, the Group’s PRC domiciled entities are subject to examination by the PRC tax authorities based on the above.